DEBT - Bridge Financing - Debt Extinguishment (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 21, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Debt Instrument [Line Items]
Gain on extinguishment of note payable		$ 788,156	$ 788,156
Write-off of debt issuance cost			27,573
Debt issuance costs			77,384		$ 74,336
Outstanding principal of convertible notes, converted	$ 5,500,000		4,000,000
Accrued interest			$ 64,110
Number of shares issued upon conversion			842,429
Conversion of principal and accrued interest of convertible notes and bridge notes into common stock upon initial public offering			$ 16,392,344
Bridge Notes
Debt Instrument [Line Items]
Gain on extinguishment of note payable			2,740,425
Write-off of debt issuance cost			5,700
Debt discounts			869,600
Related party interest expense			320,469	$ 446,660
Interest expense			1,014,657	1,607,398
Debt issuance costs			0	5,771
Amortization of the debt discount			869,600	$ 136,185
Outstanding principal of convertible notes, converted			4,000,000
Accrued interest			$ 717,646
Number of shares issued upon conversion			842,429
Conversion price	$ 5.60		$ 5.60
Gain On Conversion			$ 9,746